Securities (Summary of Proceeds and Realized Gain/(Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securities [Abstract]
Gross realized gains from called securities	$ 2	$ 6	$ 31